Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, Net
	December 31,	December 31,
	2025	2024
	USD thousands	USD thousands
Cost:
Computers	60	68
Furniture and equipment	16	33
Laboratory equipment	397	400
Website development	14	14
Leasehold improvements	-	14
	487	529
Less - accumulated depreciation	(311)	(279)

	176	250